EMPLOYEE BENEFITS (Details Narrative) - CNY (¥) ¥ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2024
Retirement Benefits [Abstract]
Amount of employee benefits	¥ 17.4	¥ 28.0	¥ 31.5